Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Federal	$ 0
State	37
Income tax expense (benefit)	$ 37	$ 41